Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 25.5%
Airbnb, Inc. - Class A(a)	1,426	$205,544
Amazon.com, Inc.(a)	1,345	208,744
Aptiv PLC(a)	2,509	204,057
AutoZone, Inc.(a)	76	209,922
Bath & Body Works, Inc.	5,323	227,079
Best Buy Co., Inc.	2,709	196,375
Booking Holdings, Inc.(a)	61	213,956
BorgWarner, Inc.	6,079	206,078
Caesars Entertainment, Inc.(a)	4,533	198,863
CarMax, Inc.(a)(b)	2,978	211,974
Carnival Corp.(a)	11,046	183,143
Chipotle Mexican Grill, Inc.(a)	89	214,381
Darden Restaurants, Inc.	1,259	204,688
Domino's Pizza, Inc.	507	216,094
DR Horton, Inc.	1,442	206,076
eBay, Inc.	4,843	198,902
Etsy, Inc.(a)(b)	2,499	166,333
Expedia Group, Inc.(a)	1,372	203,509
Ford Motor Co.	18,171	212,964
Garmin Ltd.	1,608	192,140
General Motors Co.(b)	5,928	230,005
Genuine Parts Co.	1,503	210,766
Hasbro, Inc.(b)	4,113	201,331
Hilton Worldwide Holdings, Inc.	1,170	223,423
Home Depot, Inc.	608	214,600
Las Vegas Sands Corp.	4,312	210,943
Lennar Corp. - Class A	1,434	214,885
LKQ Corp.	4,407	205,675
Lowe's Cos., Inc.	960	204,326
Lululemon Athletica, Inc.(a)	408	185,159
Marriott International, Inc.(b)	954	228,702
McDonald's Corp.	695	203,440
MGM Resorts International	4,829	209,434
Mohawk Industries, Inc.(a)	2,170	226,223
NIKE, Inc. - Class B	1,729	175,545
Norwegian Cruise Line Holdings Ltd.(a)(b)	10,711	190,656
NVR, Inc.(a)	31	219,334
O'Reilly Automotive, Inc.(a)	210	214,841
Pool Corp.(b)	561	208,271
PulteGroup, Inc.	2,082	217,694
Ralph Lauren Corp.	1,522	218,666
Ross Stores, Inc.	1,515	212,524
Royal Caribbean Cruises Ltd.(a)	1,656	211,139
Starbucks Corp.	2,067	192,293
Tapestry, Inc.	5,971	231,614
Tesla Motors, Inc.(a)(b)	820	153,578
TJX Cos., Inc.	2,249	213,453
Tractor Supply Co.(b)	935	210,001
Ulta Beauty, Inc.(a)	415	208,351
VF Corp.(b)	11,031	181,570
Whirlpool Corp.	1,794	196,479
Wynn Resorts Ltd.	2,378	224,555
Yum! Brands, Inc.	1,608	208,220
		10,938,518

Industrials - 25.0%
3M Co.	1,274	120,202
A O Smith Corp.	1,686	130,850
Allegion PLC	1,200	148,668
American Airlines Group, Inc.(a)	9,582	136,352
AMETEK, Inc.	841	136,284
Automatic Data Processing, Inc.	576	141,569
Axon Enterprise, Inc.(a)	556	138,477
Boeing Co.(a)	540	113,962
Broadridge Financial Solutions, Inc.	692	141,306
Builders FirstSource, Inc.(a)	892	154,967
Carrier Global Corp.(b)	2,381	130,265
Caterpillar, Inc.	504	151,356
CH Robinson Worldwide, Inc.(b)	1,563	131,433
Cintas Corp.	238	143,888
Copart, Inc.(a)	2,783	133,695
CSX Corp.	4,003	142,907
Cummins, Inc.(b)	572	136,880
Dayforce, Inc.(a)(b)	1,965	136,607
Deere & Co.	362	142,476
Delta Air Lines, Inc.(b)	3,270	127,988
Dover Corp.	922	138,097
Eaton Corp. PLC	570	140,266
Emerson Electric Co.	1,474	135,210
Equifax, Inc.(b)	576	140,740
Expeditors International of Washington, Inc.	1,092	137,952
Fastenal Co.(b)	2,114	144,238
FedEx Corp.(b)	483	116,543
Fortive Corp.	1,918	149,949
Generac Holdings, Inc.(a)(b)	1,088	123,673
General Dynamics Corp.	523	138,590
General Electric Co.	1,093	144,735
Honeywell International, Inc.	673	136,121
Howmet Aerospace, Inc.	2,473	139,131
Hubbell, Inc.	425	142,617
Huntington Ingalls Industries, Inc.	532	137,745
IDEX Corp.	648	137,052
Illinois Tool Works, Inc.(b)	527	137,494
Ingersoll Rand, Inc.(b)	1,800	143,748
Jacobs Solutions, Inc.	1,035	139,487
JB Hunt Trasport Services, Inc.	698	140,284
Johnson Controls International PLC	2,349	123,769
L3Harris Technologies, Inc.	672	140,058
Leidos Holdings, Inc.	1,219	134,663
Lockheed Martin Corp.	295	126,676
Masco Corp.	2,061	138,685
Nordson Corp.	548	137,943
Norfolk Southern Corp.	599	140,909
Northrop Grumman Corp.	277	123,753
Old Dominion Freight Line, Inc.	357	139,594
Otis Worldwide Corp.	1,508	133,368
PACCAR, Inc.	1,385	139,040
Parker-Hannifin Corp.	299	138,886
Paychex, Inc.	1,066	129,764
Paycom Software, Inc.	706	134,309
Pentair PLC	1,954	142,974
Quanta Services, Inc.	664	128,849
Republic Services, Inc.	814	139,292
Robert Half, Inc.	1,584	125,991
Rockwell Automation, Inc.	474	120,055
Rollins, Inc.	3,184	137,899
RTX Corp.(b)	1,624	147,979
Snap-On, Inc.	474	137,427
Southwest Airlines Co.(b)	4,534	135,521
Stanley Black & Decker, Inc.	1,421	132,579
Textron, Inc.	1,738	147,226
Trane Technologies PLC	564	142,156
TransDigm Group, Inc.	135	147,512
Uber Technologies, Inc.(a)	2,135	139,351
Union Pacific Corp.	576	140,504
United Airlines Holdings, Inc.(a)	3,216	133,078
United Parcel Service, Inc. - Class B	841	119,338
United Rentals, Inc.	264	165,106
Veralto Corp.(b)	1,748	134,054
Verisk Analytics, Inc.	567	136,948
W.W. Grainger, Inc.	164	146,885
Waste Management, Inc.	764	141,821
Westinghouse Air Brake Technologies Corp.	1,113	146,437
Xylem, Inc.	1,240	139,426
		10,713,629

Information Technology - 26.3%
Accenture PLC - Class A	486	176,845
Adobe, Inc.(a)	270	166,801
Advanced Micro Devices, Inc.(a)	1,276	213,973
Akamai Technologies, Inc.(a)	1,437	177,082
Amphenol Corp.	1,765	178,442
Analog Devices, Inc.	889	171,008
ANSYS, Inc.(a)	574	188,174
Apple, Inc.	842	155,265
Applied Materials, Inc.	1,118	183,687
Arista Networks, Inc.(a)	731	189,095
Autodesk, Inc.(a)	729	185,027
Broadcom, Inc.	173	204,140
Cadence Design System, Inc.(a)	628	181,153
CDW Corp.	772	175,028
Cisco Systems, Inc.	3,405	170,863
Cognizant Technology Solutions Corp.	2,342	180,615
Corning, Inc.	5,659	183,861
Enphase Energy, Inc.(a)(b)	1,602	166,816
EPAM Systems, Inc.(a)	608	169,091
F5, Inc.(a)	966	177,454
Fair Isaac Corp.(a)	144	172,632
First Solar, Inc.(a)	1,132	165,612
Fortinet, Inc.(a)	3,157	203,595
Gartner, Inc.(a)	365	166,966
Gen Digital, Inc.	7,434	174,550
Hewlett Packard Enterprise Co.	10,150	155,194
HP, Inc.	5,588	160,431
Intel Corp.	3,858	166,203
International Business Machines Corp.	1,015	186,415
Intuit, Inc.	288	181,823
Jabil, Inc.(b)	1,384	173,401
Juniper Networks, Inc.	5,686	210,156
Keysight Technologies, Inc.(a)	1,140	174,716
KLA Corp.	310	184,152
Lam Research Corp.	235	193,915
Microchip Technology, Inc.	1,913	162,949
Micron Technology, Inc.	2,195	188,221
Microsoft Corp.	438	174,140
Monolithic Power Systems, Inc.	284	171,172
Motorola Solutions, Inc.	504	161,028
NetApp, Inc.	1,840	160,448
NVIDIA Corp.	344	211,654
NXP Semiconductors NV	761	160,244
ON Semiconductor Corp.(a)(b)	2,165	153,996
Oracle Corp.	1,453	162,300
Palo Alto Networks, Inc.(a)	553	187,196
PTC, Inc.(a)	991	179,024
Qorvo, Inc.(a)	1,589	158,487
QUALCOMM, Inc.	1,240	184,152
Roper Technologies, Inc.	305	163,785
salesforce.com, Inc.(a)	657	184,676
Seagate Technology Holdings PLC	2,047	175,387
ServiceNow, Inc.(a)	234	179,104
Skyworks Solutions, Inc.	1,588	165,882
Synopsys, Inc.(a)	309	164,805
TE Connectivity Ltd.	1,236	175,747
Teledyne Technologies, Inc.(a)	396	165,714
Teradyne, Inc.(b)	1,788	172,703
Texas Instruments, Inc.	1,054	168,766
Trimble, Inc.(a)	3,512	178,620
Tyler Technologies, Inc.(a)	407	172,059
VeriSign, Inc.(a)	776	154,331
Western Digital Corp.(a)	3,445	197,226
Zebra Technologies Corp.(a)	692	165,769
		11,263,766

Materials - 23.2%
Air Products & Chemicals, Inc.	1,345	343,930
Albemarle Corp.(b)	2,761	316,797
Amcor PLC	36,699	346,072
Avery Dennison Corp.	1,844	367,786
Ball Corp.(b)	6,158	341,461
Celanese Corp.(b)	2,506	366,603
CF Industries Holdings, Inc.	4,623	349,083
Corteva, Inc.	7,845	356,791
Dow, Inc.	6,955	372,788
DuPont de Nemours, Inc.	4,995	308,691
Eastman Chemical Co.(b)	4,174	348,738
Ecolab, Inc.	1,844	365,518
FMC Corp.	6,324	355,409
Freeport-McMoRan, Inc.	9,283	368,442
International Flavors & Fragrances, Inc.	4,607	371,693
International Paper Co.	9,616	344,541
Linde PLC	883	357,465
LyondellBasell Industries NV	3,825	360,009
Martin Marietta Materials, Inc.	751	381,822
Mosaic Co.	9,925	304,797
Newmont Goldcorp Corp.	9,062	312,730
Nucor Corp.	2,185	408,441
Packaging Corp. of America(b)	2,160	358,301
PPG Industries, Inc.	2,460	346,958
Sherwin-Williams Co.	1,220	371,344
Steel Dynamics, Inc.(b)	3,126	377,277
Vulcan Materials Co.	1,636	369,752
Westrock Co.	8,600	346,236
		9,919,475
TOTAL COMMON STOCKS (Cost $37,238,210)		42,835,388

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	4,698,383	4,698,383
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,698,383)		4,698,383

TOTAL INVESTMENTS – 111.00% (Cost $41,936,593)		$47,533,771
Liabilities in Excess of Other Assets - (11.0)%		(4,686,161)
TOTAL NET ASSETS - 100.0%		$42,847,610

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $4,501,579 which represented 10.5% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$42,835,388	$ -	$ -	$ -	$42,835,388
Investments Purchased with Proceeds from Securities Lending	-	-	-	4,698,383	4,698,383
Total Investments in Securities	$42,835,388	$ -	$ -	$ 4,698,383	$47,533,771

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.